Bank Borrowings - Loan Facilities (Details)	1 Months Ended
	Nov. 30, 2018 HKD ($)	Aug. 31, 2018 HKD ($) agreement	Nov. 30, 2017 HKD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)
Revolving loan facility
Bank Borrowings
Term	3 years
Aggregate amount of credit facilities	$ 234,000,000						$ 30,000,000
Amount drawn from the credit facility					$ 0	$ 0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate	0.85%
Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities		$ 507,000,000	$ 400,000,000					$ 65,000,000	$ 51,282,000
Number of facility agreements entered | agreement		2
Unsecured credit facility | Term loan
Bank Borrowings
Term			3 years	3 years
Aggregate amount of credit facilities			$ 210,000,000						26,923,000
Amount of upfront fee			$ 1,575,000	$ 202,000
Unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate			1.50%	1.50%
Unsecured credit facility | Revolving loan facility
Bank Borrowings
Term			18 months	18 months
Aggregate amount of credit facilities			$ 190,000,000						$ 24,359,000
Amount drawn from the credit facility					0	0
Unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate			1.25%	1.25%
First unsecured credit facility | Revolving loan facility
Bank Borrowings
Term		2 years
Aggregate amount of credit facilities		$ 351,000,000						45,000,000
Amount drawn from the credit facility					0	0
First unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate		1.35%
Second unsecured credit facility | Revolving loan facility
Bank Borrowings
Term		2 years
Aggregate amount of credit facilities		$ 156,000,000						$ 20,000,000
Amount drawn from the credit facility					$ 0	$ 0
Second unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate		1.35%